VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.4%
Australia: 14.2%
Capricorn Metals Ltd. * ‡	22,080,885	$70,316,876
Evolution Mining Ltd. ‡	107,832,081	224,320,446
Gold Road Resources Ltd. † ‡	63,340,321	72,003,781
Newcrest Mining Ltd.	37,527,541	671,184,188
Northern Star Resources Ltd. † ‡	67,574,876	555,202,364
OceanaGold Corp. (CAD) ‡	41,381,939	102,434,327
Perseus Mining Ltd. ‡	80,356,988	127,800,631
Regis Resources Ltd. ‡	44,368,006	61,633,948
Silver Lake Resources Ltd. * ‡	54,635,077	42,705,035
West African Resources Ltd. * † ‡	60,145,456	38,575,946
		1,966,177,542
Brazil: 8.2%
Wheaton Precious Metals Corp. (USD)	16,774,332	807,851,829
Yamana Gold, Inc. (USD) ‡	56,014,305	327,683,684
		1,135,535,513
Burkina Faso: 0.6%
IAMGOLD Corp. (USD) * † ‡	28,147,741	76,280,378
Canada: 39.3%
Agnico Eagle Mines Ltd. (USD)	16,920,133	862,419,179
Alamos Gold, Inc. (USD) † ‡	23,121,017	282,770,038
Aya Gold & Silver, Inc. * † ‡	6,170,576	49,607,172
B2Gold Corp. (USD) † ‡	63,145,356	248,792,703
Barrick Gold Corp. (USD)	65,388,261	1,214,260,007
Dundee Precious Metals, Inc. ‡	11,165,087	81,344,632
Endeavour Silver Corp. (USD) * † ‡	11,164,461	43,318,109
Equinox Gold Corp. (USD) * † ‡	18,061,894	93,018,754
First Majestic Silver Corp. (USD) † ‡	15,599,419	112,471,811
Fortuna Silver Mines, Inc. (USD) * † ‡	17,052,100	65,139,022
Franco-Nevada Corp. (USD)	7,112,662	1,037,026,120
K92 Mining, Inc. * † ‡	13,691,698	77,697,743
Kinross Gold Corp. (USD) ‡	73,807,021	347,631,069
New Gold, Inc. (USD) * ‡	40,093,020	44,102,322
Osisko Gold Royalties Ltd. (USD) † ‡	10,823,540	171,228,403
Pan American Silver Corp. (USD) †	12,380,354	225,322,443
Sandstorm Gold Ltd. (USD) † ‡	17,522,101	101,803,407
SilverCrest Metals, Inc. (USD) * † ‡	8,608,787	61,466,739
SSR Mining, Inc. (USD) ‡	12,150,119	183,709,799
Torex Gold Resources, Inc. * ‡	5,044,487	83,829,396
Wesdome Gold Mines Ltd. * ‡	8,373,042	47,886,611
		5,434,845,479
	Number of Shares	Value
China: 5.7%
Zhaojin Mining Industry Co. Ltd. (HKD) * † ‡	153,347,000	$232,547,597
Zijin Mining Group Co. Ltd. (HKD) ‡	337,122,000	562,436,841
		794,984,438
Egypt: 0.6%
Centamin Plc (GBP) ‡	67,957,150	87,751,066
Kyrgyzstan: 0.6%
Centerra Gold, Inc. (CAD) ‡	12,948,899	83,528,938
Peru: 0.9%
Cia de Minas Buenaventura SAA (ADR) ‡	14,909,205	121,957,297
South Africa: 6.5%
DRDGOLD Ltd. (ADR) † ‡	5,080,630	48,672,435
Gold Fields Ltd. (ADR) † ‡	52,506,858	699,391,349
Harmony Gold Mining Co. Ltd. (ADR) ‡	36,320,103	148,912,422
		896,976,206
Tanzania: 4.3%
AngloGold Ashanti Ltd. (ADR) † ‡	24,611,512	595,352,475
Turkey: 0.8%
Eldorado Gold Corp. (USD) * † ‡	10,855,399	112,461,934
United Kingdom: 2.5%
Endeavour Mining Plc (CAD) † ‡	14,547,069	350,092,760
United States: 16.2%
Coeur Mining, Inc. * ‡	17,373,135	69,318,809
Hecla Mining Co. † ‡	35,717,785	226,093,579
Newmont Corp.	29,457,862	1,444,024,395
Royal Gold, Inc. † ‡	3,857,481	500,353,860
		2,239,790,643
Total Common Stocks (Cost: $12,705,501,627)		13,895,734,669

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5%
Money Market Fund: 1.5% (Cost: $210,950,487)
State Street Navigator Securities Lending Government Money Market Portfolio	210,950,487	210,950,487
Total Investments: 101.9% (Cost: $12,916,452,114)		14,106,685,156
Liabilities in excess of other assets: (1.9)%		(259,608,024)
NET ASSETS: 100.0%		$13,847,077,132

1

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $317,616,117.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	94.4%	$13,112,315,794
Silver	5.2	721,952,136
Precious Metals & Minerals	0.4	61,466,739
	100.0%	$13,895,734,669
2

Transactions in securities of affiliates for the period ended March 31, 2023 were as follows:

	Value 12/31/2022	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/2023
Alamos Gold, Inc.	$205,708,403	$48,997,227	$(16,759,924)	$7,189,162	$503,932	$37,635,170	$282,770,038
AngloGold Ashanti Ltd.	421,250,192	95,571,280	(32,896,598)	8,146,992	3,840,717	103,280,609	595,352,475
Aya Gold & Silver, Inc.	36,219,878	7,747,070	(2,492,106)	(114,731)	–	8,247,061	49,607,172
B2Gold Corp.	198,829,515	44,045,704	(15,383,305)	2,540,858	2,212,013	18,759,931	248,792,703
Capricorn Metals Ltd.	60,639,778	12,745,486	(4,365,143)	1,051,837	–	244,918	70,316,876
Centamin Plc	81,495,953	16,124,164	(5,782,961)	851,034	–	(4,937,124)	87,751,066
Centerra Gold, Inc.	59,014,494	15,437,886	(5,545,989)	1,061,385	580,760	13,561,162	83,528,938
Cia de Minas Buenaventura SAA	97,965,488	23,114,433	(8,020,485)	618,937	–	8,278,923	121,957,297
Coeur Mining, Inc.	48,923,959	12,834,781	(3,734,748)	(21,383)	–	11,316,200	69,318,809
DRDGOLD Ltd.	33,159,785	7,923,808	(2,694,176)	639,840	470,559	9,643,178	48,672,435
Dundee Precious Metals, Inc.	47,434,105	14,292,304	(4,896,524)	1,625,203	439,408	22,889,544	81,344,632
Eldorado Gold Corp.	80,041,390	19,789,286	(6,899,271)	1,806,455	–	17,724,074	112,461,934
Endeavour Mining Plc	272,623,252	62,876,770	(21,777,008)	3,634,025	5,310,831	32,735,721	350,092,760
Endeavour Silver Corp.	31,843,407	7,183,022	(2,408,898)	(67,321)	–	6,767,899	43,318,109
Equinox Gold Corp.	51,858,919	15,592,736	(4,880,661)	417,618	–	30,030,142	93,018,754
Evolution Mining Ltd.	193,675,761	37,821,588	(15,053,575)	3,847,966	1,285,644	4,028,706	224,320,446
First Majestic Silver Corp.	113,580,650	22,508,956	(7,202,453)	(665,176)	74,010	(15,750,166)	112,471,811
Fortuna Silver Mines, Inc.	56,398,523	11,256,294	(3,974,227)	470,537	–	987,895	65,139,022
Gold Fields Ltd.	478,159,484	114,517,444	(38,123,756)	20,252,268	11,080,654	124,585,909	699,391,349
Gold Road Resources Ltd.	64,292,600	12,641,580	(4,527,340)	872,152	189,172	(1,275,211)	72,003,781
Harmony Gold Mining Co. Ltd.	108,915,631	25,347,014	(8,505,773)	994,436	–	22,161,114	148,912,422
Hecla Mining Co.	174,714,054	38,544,960	(13,611,370)	4,025,281	199,022	22,420,654	226,093,579
IAMGOLD Corp.	64,050,910	13,324,725	(4,702,016)	1,574,169	–	2,032,590	76,280,378
K92 Mining, Inc.	68,361,763	15,021,687	(5,134,715)	(5,650)	–	(545,342)	77,697,743
Kinross Gold Corp.	266,228,145	58,240,789	(20,413,008)	1,032,445	1,940,807	42,542,698	347,631,069
New Gold, Inc.	34,655,550	7,144,817	(2,660,213)	78,893	–	4,883,275	44,102,322
Northern Star Resources Ltd.	447,846,466	92,907,464	(36,514,053)	9,805,135	4,441,080	41,157,352	555,202,364
OceanaGold Corp.	69,497,545	17,213,469	(5,725,613)	921,823	369,863	20,527,102	102,434,326
Osisko Gold Royalties Ltd.	115,363,105	29,073,303	(9,872,212)	1,825,839	438,535	34,838,368	171,228,403
Pan American Silver Corp.	178,290,511	40,793,796	(14,019,441)	330,075	1,109,149	19,927,502	–(a)
Perseus Mining Ltd.	101,580,825	21,963,927	(7,824,651)	4,017,237	504,810	8,063,293	127,800,631
Regis Resources Ltd.	54,855,943	10,430,526	(3,940,684)	575,414	–	(287,250)	61,633,948
Royal Gold, Inc.	383,500,042	90,322,384	(32,068,098)	7,821,993	1,279,826	50,777,540	500,353,861
Sandstorm Gold Ltd.	81,298,870	18,644,321	(6,342,770)	130,559	232,737	8,072,427	101,803,407
Silver Lake Resources Ltd.	39,070,300	7,881,903	(2,858,312)	30,919	–	(1,419,775)	42,705,035
SilverCrest Metals, Inc.	45,623,274	10,347,035	(3,395,479)	(215,335)	–	9,107,244	61,466,739
3

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Transactions in securities of affiliates for the period ended March 31, 2023 were as follows: (continued)

	Value 12/31/2022	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/2023
SSR Mining, Inc.	167,794,658	33,729,679	(12,017,525)	2,274,506	753,986	(8,071,519)	183,709,799
Torex Gold Resources, Inc.	51,060,705	13,662,439	(4,561,344)	1,735,128	–	21,932,468	83,829,396
Wesdome Gold Mines Ltd.	40,768,741	8,291,813	(2,775,582)	(223,608)	–	1,825,247	47,886,611
West African Resources Ltd.	42,653,378	7,732,823	(2,771,282)	39,593	–	(9,078,566)	38,575,946
Yamana Gold, Inc.	276,431,736	58,355,514	(21,424,988)	5,709,906	–	8,611,516	327,683,684
Zhaojin Mining Industry Co. Ltd.	149,510,918	35,516,738	(12,217,478)	3,171,328	–	56,566,091	232,547,597
Zijin Mining Group Co. Ltd.	399,648,130	100,077,852	(36,602,688)	27,391,833	–	71,921,714	562,436,841
	$5,994,836,736	$1,357,590,797	$(477,378,443)	$127,199,577	$37,257,515	$856,720,284	$7,633,646,508
4